Nationwide Life Insurance Company: • Nationwide Variable Account - II

Prospectus supplement dated February 4, 2011 to
Prospectus dated May 1, 2010, amended November 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Appendix D: State Variations is amended to remove the following item:

All states other than the State of New York:  The 7% Lifetime Income Option and 7% Spousal Continuation Benefit is not available, effective November 1, 2010.